Related Party Transactions (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Recognized revenue		$ 7.0
Accounts receivable		0.6
Deferred revenue		$ 15.2
Related Party Transactions [Member]
Related Party Transactions (Details) [Line Items]
Recognized revenue	$ 5.2
Ownership Interest [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest	5.00%